Membership Interests (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 27, 2017	Oct. 25, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Membership Interests [Abstract]
Assumed debt to equity ratio, debt	57.50%		60.00%
Assumed debt to equity ratio, equity	42.50%		40.00%
Regulatory capitalization ratio, debt			59.40%
Regulatory capitalization ratio, equity			40.60%
Cash distribution to members		$ 32	$ 237	$ 230	$ 436
Contingent equity distribution		$ 250